Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurement Inputs and Valuation Techniques
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2023		December 31, 2022
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash, cash equivalents and restricted cash	Level 1	480,771	480,771	316,706	316,706
Short-term investments	Level 1	172,604	172,604	210,000	210,000
Derivative instruments (note 9)
Interest rate swap agreements – assets	Level 2	—	—	3,709	3,709
Other
Advances to equity-accounted joint venture – long-term	Level 2	2,880	(1)	6,780	(1)
Long-term debt, including current portion – non-public (note 7)	Level 2	—	—	(21,184)	(21,078)
Obligations related to finance leases, including current portion (note 8)	Level 2	(139,599)	(143,968)	(532,760)	(533,977)
(1)The advances to its equity-accounted joint venture, together with the Company’s investment in the equity-accounted joint venture, form the net aggregate carrying value of the Company’s interests in the equity-accounted joint venture in these consolidated financial statements. As at December 31, 2023 and December 31, 2022, the fair values of the individual components of such aggregate interests were not determinable.